Reportable Segments	12 Months Ended
Apr. 30, 2016
Segment Reporting [Abstract]
Reportable Segments

NOTE 5	REPORTABLE SEGMENTS
We operate in one industry: the manufacturing and marketing of food and beverage products. Effective May 1, 2015, our reportable segments were modified to align with the way performance is currently evaluated by our segment management and chief operating decision maker, our Chief Executive Officer, and the way in which we currently report information internally. We now have three reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, and U.S. Retail Pet Foods. Within our segment results, International and Foodservice represents a combination of the strategic business areas not included in the U.S. retail market segments. The U.S. Retail Consumer Foods segment is a combination of the former U.S. Retail Consumer Foods segment and the Natural Foods strategic business area, previously included in the former International, Foodservice, and Natural Foods segment. Prior year segment results have been modified to reflect the realignment of our segments.
The U.S. Retail Coffee segment primarily includes the domestic sales of Folgers®, Dunkin’ Donuts®, and Café Bustelo® branded coffee; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Jif®, Smucker’s®, Crisco®, and Pillsbury® branded products; and the U.S. Retail Pet Foods segment primarily includes domestic sales of Meow Mix®, Milk-Bone, Natural Balance®, Kibbles ’n Bits®, 9Lives®, Pup-Peroni, Nature’s Recipe®, and Gravy Train® branded products. International and Foodservice is comprised of products distributed domestically and in foreign countries through retail channels and foodservice distributors and operators (e.g., restaurants, lodging, schools and universities, health care operators).
Segment profit represents net sales, less direct and allocable operating expenses, and is consistent with the way in which we manage our segments. However, we do not represent that the segments, if operated independently, would report operating profit equal to the segment profit set forth below, as segment profit excludes certain operating expenses such as corporate administrative expenses and unallocated gains and losses on commodity and foreign currency exchange derivative activities. Commodity and foreign currency exchange derivative gains and losses are reported in unallocated derivative gains and losses outside of segment operating results until the related inventory is sold. At that time, we reclassify the hedge gains and losses from unallocated derivative gains and losses to segment profit, allowing our segments to realize the economic effect of the hedge without experiencing any mark-to-market volatility. We would expect that any gain or loss in the estimated fair value of the derivatives would generally be offset by a change in the estimated fair value of the underlying exposures.

	Year Ended April 30,
	2016	2015	2014
Net sales:
U.S. Retail Coffee	$2,239.2	$2,076.1	$2,161.7
U.S. Retail Consumer Foods	2,269.7	2,330.8	2,379.9
U.S. Retail Pet Foods	2,250.4	239.1	—
International and Foodservice	1,051.9	1,046.7	1,069.0
Total net sales	$7,811.2	$5,692.7	$5,610.6
Segment profit (loss):
U.S. Retail Coffee	$645.9	$549.2	$639.8
U.S. Retail Consumer Foods	459.9	459.2	420.1
U.S. Retail Pet Foods	392.0	(15.3)	—
International and Foodservice	156.8	140.4	140.7
Total segment profit	$1,654.6	$1,133.5	$1,200.6
Interest expense – net	(171.1)	(79.9)	(79.4)
Other debt costs	—	(173.3)	—
Unallocated derivative gains (losses)	12.0	(24.5)	5.3
Cost of products sold – special project costs	(12.2)	(6.2)	(9.4)
Other special project costs	(135.9)	(56.6)	(25.6)
Corporate administrative expenses	(373.2)	(274.2)	(251.9)
Other income – net	3.7	4.2	10.1
Income before income taxes	$977.9	$523.0	$849.7
Assets:
U.S. Retail Coffee	$5,002.0	$4,852.4	$4,884.0
U.S. Retail Consumer Foods	3,288.5	3,063.1	2,908.8
U.S. Retail Pet Foods	6,321.6	7,556.4	—
International and Foodservice	1,168.6	1,105.1	1,018.2
Unallocated (A)	203.4	229.3	230.4
Total assets	$15,984.1	$16,806.3	$9,041.4
Depreciation, amortization, and impairment charges:
U.S. Retail Coffee	$104.0	$102.7	$99.9
U.S. Retail Consumer Foods	60.7	59.4	57.6
U.S. Retail Pet Foods	164.9	14.3	—
International and Foodservice	66.2	60.7	62.7
Unallocated (B)	34.3	31.3	36.2
Total depreciation, amortization, and impairment charges	$430.1	$268.4	$256.4
Additions to property, plant, and equipment:
U.S. Retail Coffee	$51.4	$56.7	$50.7
U.S. Retail Consumer Foods	90.3	117.7	145.3
U.S. Retail Pet Foods	11.9	19.4	—
International and Foodservice	47.8	53.9	83.5
Total additions to property, plant, and equipment	$201.4	$247.7	$279.5
(A) Primarily represents unallocated cash and cash equivalents and corporate-held investments.
(B) Primarily represents unallocated corporate administrative expense, mainly depreciation and software amortization.

The following table presents certain geographical information.

	Year Ended April 30,
	2016	2015	2014
Net sales:
United States	$7,300.8	$5,188.5	$5,092.0
International:
Canada	$416.0	$413.8	$437.2
All other international	94.4	90.4	81.4
Total international	$510.4	$504.2	$518.6
Total net sales	$7,811.2	$5,692.7	$5,610.6
Assets:
United States	$15,501.1	$16,332.0	$8,621.4
International:
Canada	$396.2	$360.8	$256.1
All other international	86.8	113.5	163.9
Total international	$483.0	$474.3	$420.0
Total assets	$15,984.1	$16,806.3	$9,041.4
Long-lived assets (excluding goodwill and other intangible assets):
United States	$1,773.9	$1,805.3	$1,343.2
International:
Canada	$10.7	$14.3	$16.5
All other international	40.6	40.9	38.9
Total international	$51.3	$55.2	$55.4
Total long-lived assets (excluding goodwill and other intangible assets)	$1,825.2	$1,860.5	$1,398.6

The following table presents product category sales as a percentage of consolidated net sales.

	Year Ended April 30,
	2016	2015	2014
Coffee	34%	44%	46%
Pet food	19	3	—
Pet snacks	10	1	—
Peanut butter	9	13	13
Fruit spreads	4	6	6
Shortening and oils	4	6	6
Baking mixes and frostings	3	5	6
Frozen handheld	3	3	3
Canned milk	3	4	5
Flour and baking ingredients	2	4	4
Juices and beverages	2	3	3
Portion control	2	2	2
Other	5	6	6
Total product sales	100%	100%	100%

Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to 30 percent, 28 percent, and 27 percent of net sales in 2016, 2015, and 2014, respectively. These sales are primarily included in our U.S. retail market segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2016 and 2015, included amounts due from Wal-Mart Stores, Inc. and subsidiaries of $118.1 and $122.6, respectively.